Fair Value Measurements - Summary of Changes in Series E and Series G Compulsorily Convertible Preferred Shares (Detail) - Series E and Series G Compulsorily Convertible Preferred Shares [Member] - Fair Value, Measurements, Recurring [Member]
₨ in Thousands, $ in Thousands
	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 1,468,200	$ 22,640	₨ 662,600	$ 10,217	₨ 566,100	$ 8,729
Issuance of Series G CCPS			541,946	8,357
Increase in fair value	73,841	1,139	263,654	4,066	96,500	1,488
Conversion of CCPS into equity shares	₨ (1,542,041)	$ (23,779)
Ending balance			₨ 1,468,200	$ 22,640	₨ 662,600	$ 10,217